Unrealized Losses on Available-For-Sale Securities and Related Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less	$ 25,066	$ 171,565
Unrealized losses, 12 months or less	889	8,375
Fair value, greater than 12 months	39,364	8,928
Unrealized losses, greater than 12 months	1,178	1,396
Fair value, total	64,430	180,493
Unrealized losses, total	2,067	9,771
U.S. government
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less	6,476	38,474
Unrealized losses, 12 months or less	20	471
Fair value, greater than 12 months	2,075
Unrealized losses, greater than 12 months	41
Fair value, total	8,551	38,474
Unrealized losses, total	61	471
States and political subdivisions
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less		9,551
Unrealized losses, 12 months or less		459
Fair value, greater than 12 months	7,461	3,800
Unrealized losses, greater than 12 months	42	720
Fair value, total	7,461	13,351
Unrealized losses, total	42	1,179
Foreign Government
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less		1,837
Unrealized losses, 12 months or less		155
Fair value, total		1,837
Unrealized losses, total		155
Public Utilities
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less		4,427
Unrealized losses, 12 months or less		563
Fair value, greater than 12 months	500	460
Unrealized losses, greater than 12 months	43	85
Fair value, total	500	4,887
Unrealized losses, total	43	648
Corporate Securities
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less	14,095	91,430
Unrealized losses, 12 months or less	850	5,758
Fair value, greater than 12 months	22,358	4,668
Unrealized losses, greater than 12 months	890	591
Fair value, total	36,453	96,098
Unrealized losses, total	1,740	6,349
Mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less	4,495	25,846
Unrealized losses, 12 months or less	19	969
Fair value, greater than 12 months	6,970
Unrealized losses, greater than 12 months	162
Fair value, total	11,465	25,846
Unrealized losses, total	$ 181	$ 969